Annual Fund Operating Expenses - INVESCO Small Cap Equity Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.31%
Class C
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	2.06%
Class R
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.56%
Class Y
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.06%
Class R5
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.88%
Class R6
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.81%